UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay Fitton

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(513) 520-5925

Registrant’s telephone number, including area code

Date of fiscal year end: May 31, 2026

Date of reporting period: May 31, 2026

Item 1. Reports to Stockholders.

(a)

Jensen Quality Mid Cap Fund
Class I | JNVIX
Annual Shareholder Report | May 31, 2026
This annual shareholder report contains important information about the Jensen Quality Mid Cap Fund (the “Fund”)  for the period of June 1, 2025, to May 31, 2026.  You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$81	0.82%
HOW DID THE FUND PERFORM OVER THE LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, the Fund’s performance relative to the MSCI U.S. Mid Cap 450 Index (Index) was hindered by overweight positions in the Consumer Staples, Consumer Discretionary, Materials, and Healthcare sectors and an underweight position in the Energy sector. Specific companies in the Industrials, Healthcare, Information Technology,  Financials, Materials, and Consumer Staples sectors negatively impacted relative performance. Underweight positions in the Real Estate, Financials, Utilities, and Communication Services sectors, an overweight position in the Industrials sector, and individual companies in the Consumer Discretionary sector aided relative performance.
The past twelve months were characterized by several factors that might normally pressure equity markets. These factors included slowing GDP growth, moderating consumer spending, a lengthy federal government shutdown, global tariff increases, and inflationary pressures brought about by the war in Iran. Despite these headwinds, mid-cap stocks, as measured by the Index, performed exceptionally well with a return in excess of 24%. We believe this performance was driven primarily by investor enthusiasm tied to the build-out of artificial intelligence (AI) infrastructure. Of the top twenty performing companies in the Index over the past twelve months, eighteen are considered beneficiaries of the AI build-out, and the returns on these stocks ranged from approximately 128% to almost 625%. These eighteen stocks alone accounted for approximately 46% of the Index’s performance during the period. The vast majority of these top performing companies are not in our investable universe because they do not meet our strict requirements for quality. In this market environment, low quality stocks outperformed high quality stocks by a wide margin, negatively impacting the Fund’s relative performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted.   The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including shareholder servicing fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
Jensen Quality Mid Cap Fund	PAGE 1	TSR-AR-89833W519

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	-1.82	3.33	8.61
MSCI U.S. Investable Market 2500 Gross Return Index †	30.02	13.12	15.24
MSCI U.S. Mid Cap 450 Gross Return Index ‡	24.51	8.27	12.31
Russell 3000 Total Return Index	29.45	12.92	15.12
Russell Midcap Total Return Index	22.37	8.15	11.71
Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
†	Effective September 30, 2025, the Fund replaced the Russell 3000 Index with the MSCI U.S. Investable Market 2500 Index as a broad-based securities market index as it is considered to be broadly representative of the overall applicable securities market.
‡	Effective September 30, 2025, the Adviser believes that the MSCI US Mid Cap 450 Index better represents the investable opportunity set for the Fund than does the Russell Mid Cap Total Return Index.
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$93,301,646
Number of Holdings	37
Net Advisory Fee	$742,396
Portfolio Turnover	29%
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2026)
Sector Breakdown*

Top 10 Issuers	(%)
Labcorp Holdings, Inc.	4.5%
Encompass Health Corp.	4.4%
Ross Stores, Inc.	4.3%
Motorola Solutions, Inc.	4.2%
Kroger Co.	4.1%
F5, Inc.	3.7%
WW Grainger, Inc.	3.7%
Crown Holdings, Inc.	3.6%
MSCI, Inc.	3.6%
Sherwin-Williams Co.	3.5%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code above or visit https://www.jenseninvestment.com/reg-docs/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-992-4144, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Jensen Quality Mid Cap Fund	PAGE 2	TSR-AR-89833W519

Jensen Quality Mid Cap Fund
Class J | JNVSX
Annual Shareholder Report | May 31, 2026
This annual shareholder report contains important information about the Jensen Quality Mid Cap Fund (the “Fund”)  for the period of June 1, 2025, to May 31, 2026.  You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$104	1.05%
HOW DID THE FUND PERFORM OVER THE LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, the Fund’s performance relative to the MSCI U.S. Mid Cap 450 Index (Index) was hindered by overweight positions in the Consumer Staples, Consumer Discretionary, Materials, and Healthcare sectors and an underweight position in the Energy sector. Specific companies in the Industrials, Healthcare, Information Technology,  Financials, Materials, and Consumer Staples sectors negatively impacted relative performance. Underweight positions in the Real Estate, Financials, Utilities, and Communication Services sectors, an overweight position in the Industrials sector, and individual companies in the Consumer Discretionary sector aided relative performance.
The past twelve months were characterized by several factors that might normally pressure equity markets. These factors included slowing GDP growth, moderating consumer spending, a lengthy federal government shutdown, global tariff increases, and inflationary pressures brought about by the war in Iran. Despite these headwinds, mid-cap stocks, as measured by the Index, performed exceptionally well with a return in excess of 24%. We believe this performance was driven primarily by investor enthusiasm tied to the build-out of artificial intelligence (AI) infrastructure. Of the top twenty performing companies in the Index over the past twelve months, eighteen are considered beneficiaries of the AI build-out, and the returns on these stocks ranged from approximately 128% to almost 625%. These eighteen stocks alone accounted for approximately 46% of the Index’s performance during the period. The vast majority of these top performing companies are not in our investable universe because they do not meet our strict requirements for quality. In this market environment, low quality stocks outperformed high quality stocks by a wide margin, negatively impacting the Fund’s relative performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Jensen Quality Mid Cap Fund	PAGE 1	TSR-AR-89833W527

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class J	-2.09	3.08	8.37
MSCI U.S. Investable Market 2500 Gross Return Index †	30.02	13.12	15.24
MSCI U.S. Mid Cap 450 Gross Return Index ‡	24.51	8.27	12.31
Russell 3000 Total Return Index	29.45	12.92	15.12
Russell Midcap Total Return Index	22.37	8.15	11.71
Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
†	Effective September 30, 2025, the Fund replaced the Russell 3000 Index with the MSCI U.S. Investable Market 2500 Index as a broad-based securities market index as it is considered to be broadly representative of the overall applicable securities market.
‡	Effective September 30, 2025, the Adviser believes that the MSCI US Mid Cap 450 Index better represents the investable opportunity set for the Fund than does the Russell Mid Cap Total Return Index.
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$93,301,646
Number of Holdings	37
Net Advisory Fee	$742,396
Portfolio Turnover	29%
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2026)
Sector Breakdown*

Top 10 Issuers	(%)
Labcorp Holdings, Inc.	4.5%
Encompass Health Corp.	4.4%
Ross Stores, Inc.	4.3%
Motorola Solutions, Inc.	4.2%
Kroger Co.	4.1%
F5, Inc.	3.7%
WW Grainger, Inc.	3.7%
Crown Holdings, Inc.	3.6%
MSCI, Inc.	3.6%
Sherwin-Williams Co.	3.5%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code above or visit https://www.jenseninvestment.com/reg-docs/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-992-4144, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Jensen Quality Mid Cap Fund	PAGE 2	TSR-AR-89833W527

Jensen Quality Mid Cap Fund
Class Y | JNVYX
Annual Shareholder Report | May 31, 2026
This annual shareholder report contains important information about the Jensen Quality Mid Cap Fund (the “Fund”)  for the period of June 1, 2025, to May 31, 2026.  You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$79	0.80%
HOW DID THE FUND PERFORM OVER THE LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, the Fund’s performance relative to the MSCI U.S. Mid Cap 450 Index (Index) was hindered by overweight positions in the Consumer Staples, Consumer Discretionary, Materials, and Healthcare sectors and an underweight position in the Energy sector. Specific companies in the Industrials, Healthcare, Information Technology,  Financials, Materials, and Consumer Staples sectors negatively impacted relative performance. Underweight positions in the Real Estate, Financials, Utilities, and Communication Services sectors, an overweight position in the Industrials sector, and individual companies in the Consumer Discretionary sector aided relative performance.
The past twelve months were characterized by several factors that might normally pressure equity markets. These factors included slowing GDP growth, moderating consumer spending, a lengthy federal government shutdown, global tariff increases, and inflationary pressures brought about by the war in Iran. Despite these headwinds, mid-cap stocks, as measured by the Index, performed exceptionally well with a return in excess of 24%. We believe this performance was driven primarily by investor enthusiasm tied to the build-out of artificial intelligence (AI) infrastructure. Of the top twenty performing companies in the Index over the past twelve months, eighteen are considered beneficiaries of the AI build-out, and the returns on these stocks ranged from approximately 128% to almost 625%. These eighteen stocks alone accounted for approximately 46% of the Index’s performance during the period. The vast majority of these top performing companies are not in our investable universe because they do not meet our strict requirements for quality. In this market environment, low quality stocks outperformed high quality stocks by a wide margin, negatively impacting the Fund’s relative performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Jensen Quality Mid Cap Fund	PAGE 1	TSR-AR-89834G877

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (01/15/2020)
Class Y	-1.79	3.36	7.22
MSCI U.S. Investable Market 2500 Gross Return Index †	30.02	13.12	15.26
MSCI U.S. Mid Cap 450 Gross Return Index ‡	24.51	8.27	11.67
Russell 3000 Total Return Index	29.45	12.92	15.06
Russell Midcap Total Return Index	22.37	8.15	11.08
Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
†	Effective September 30, 2025, the Fund replaced the Russell 3000 Index with the MSCI U.S. Investable Market 2500 Index as a broad-based securities market index as it is considered to be broadly representative of the overall applicable securities market.
‡	Effective September 30, 2025, the Adviser believes that the MSCI US Mid Cap 450 Index better represents the investable opportunity set for the Fund than does the Russell Mid Cap Total Return Index.
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$93,301,646
Number of Holdings	37
Net Advisory Fee	$742,396
Portfolio Turnover	29%
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2026)
Sector Breakdown*

Top 10 Issuers	(%)
Labcorp Holdings, Inc.	4.5%
Encompass Health Corp.	4.4%
Ross Stores, Inc.	4.3%
Motorola Solutions, Inc.	4.2%
Kroger Co.	4.1%
F5, Inc.	3.7%
WW Grainger, Inc.	3.7%
Crown Holdings, Inc.	3.6%
MSCI, Inc.	3.6%
Sherwin-Williams Co.	3.5%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code above or visit https://www.jenseninvestment.com/reg-docs/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-992-4144, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Jensen Quality Mid Cap Fund	PAGE 2	TSR-AR-89834G877

Jensen Global Quality Growth Fund
Class I | JGQIX
Annual Shareholder Report | May 31, 2026
This annual shareholder report contains important information about the Jensen Global Quality Growth Fund (the “Fund”)  for the period of June 1, 2025, to May 31, 2026.  You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$106	1.02%
HOW DID THE FUND PERFORM OVER THE LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, relative performance by geography was primarily  hindered by stock selection in North America and Europe, partially offset by positive stock selection  in Asia Pacific. By sector, stock selection within Information Technology, Industrials, and  Financials were the largest detractors from performance, partially offset by positive stock selection within  Communications Services. Allocation effect was a positive contributor to relative performance, led  by an overweight in Information Technology and underweight in Financials and Consumer Staples.
During the year, the strategy continued its emphasis on high-quality companies, maintaining a  meaningful overweight to companies with strong balance sheets, durable profitability, and consistent  earnings growth. This quality bias detracted from relative performance as market leadership  broadened and investor appetite for risk increased, driving strong performance among more cyclical,  higher-volatility, and lower-quality segments of the market. Despite elevated geopolitical uncertainty  and ongoing macroeconomic risks, investor sentiment generally favored companies with higher  growth expectations, creating a headwind for the Fund’s quality-oriented investment approach.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted. The chart uses total return  NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including shareholder servicing fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
Jensen Global Quality Growth Fund	PAGE 1	TSR-AR-89834G844

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/15/2020)
Class I	7.88	6.46	11.57
MSCI ACWI Net Total Return Index (USD)	30.27	11.45	17.36
Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$76,218,288
Number of Holdings	32
Net Advisory Fee	$447,303
Portfolio Turnover	32%
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2026)
Sector Breakdown*

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.8%
Microsoft Corp.	7.2%
Alphabet, Inc.	7.1%
Amazon.com, Inc.	5.8%
KLA Corp.	5.7%
ASML Holding NV	5.3%
NVIDIA Corp.	5.3%
Apple, Inc.	4.5%
Eli Lilly & Co.	4.2%
Aon PLC	4.0%
Geographic Breakdown
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code above or visit https://www.jenseninvestment.com/reg-docs/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-992-4144, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Jensen Global Quality Growth Fund	PAGE 2	TSR-AR-89834G844

Jensen Global Quality Growth Fund
Class J | JGQSX
Annual Shareholder Report | May 31, 2026
This annual shareholder report contains important information about the Jensen Global Quality Growth Fund (the “Fund”)  for the period of June 1, 2025, to May 31, 2026.  You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$130	1.25%
HOW DID THE FUND PERFORM OVER THE LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, relative performance by geography was primarily  hindered by stock selection in North America and Europe, partially offset by positive stock selection  in Asia Pacific. By sector, stock selection within Information Technology, Industrials, and  Financials were the largest detractors from performance, partially offset by positive stock selection within  Communications Services. Allocation effect was a positive contributor to relative performance, led  by an overweight in Information Technology and underweight in Financials and Consumer Staples.
During the year, the strategy continued its emphasis on high-quality companies, maintaining a  meaningful overweight to companies with strong balance sheets, durable profitability, and consistent  earnings growth. This quality bias detracted from relative performance as market leadership  broadened and investor appetite for risk increased, driving strong performance among more cyclical,  higher-volatility, and lower-quality segments of the market. Despite elevated geopolitical uncertainty  and ongoing macroeconomic risks, investor sentiment generally favored companies with higher  growth expectations, creating a headwind for the Fund’s quality-oriented investment approach.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Jensen Global Quality Growth Fund	PAGE 1	TSR-AR-89834G851

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/15/2020)
Class J	7.65	6.22	11.31
MSCI ACWI Net Total Return Index (USD)	30.27	11.45	17.36
Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$76,218,288
Number of Holdings	32
Net Advisory Fee	$447,303
Portfolio Turnover	32%
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2026)
Sector Breakdown *

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.8%
Microsoft Corp.	7.2%
Alphabet, Inc.	7.1%
Amazon.com, Inc.	5.8%
KLA Corp.	5.7%
ASML Holding NV	5.3%
NVIDIA Corp.	5.3%
Apple, Inc.	4.5%
Eli Lilly & Co.	4.2%
Aon PLC	4.0%
Geographic Breakdown
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code above or visit https://www.jenseninvestment.com/reg-docs/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-992-4144, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Jensen Global Quality Growth Fund	PAGE 2	TSR-AR-89834G851

Jensen Global Quality Growth Fund
Class Y | JGQYX
Annual Shareholder Report | May 31, 2026
This annual shareholder report contains important information about the Jensen Global Quality Growth Fund (the “Fund”)  for the period of June 1, 2025, to May 31, 2026.  You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$104	1.00%
HOW DID THE FUND PERFORM OVER THE LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, relative performance by geography was primarily  hindered by stock selection in North America and Europe, partially offset by positive stock selection  in Asia Pacific. By sector, stock selection within Information Technology, Industrials, and  Financials were the largest detractors from performance, partially offset by positive stock selection within  Communications Services. Allocation effect was a positive contributor to relative performance, led  by an overweight in Information Technology and underweight in Financials and Consumer Staples.
During the year, the strategy continued its emphasis on high-quality companies, maintaining a  meaningful overweight to companies with strong balance sheets, durable profitability, and consistent  earnings growth. This quality bias detracted from relative performance as market leadership  broadened and investor appetite for risk increased, driving strong performance among more cyclical,  higher-volatility, and lower-quality segments of the market. Despite elevated geopolitical uncertainty  and ongoing macroeconomic risks, investor sentiment generally favored companies with higher  growth expectations, creating a headwind for the Fund’s quality-oriented investment approach.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return  NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Jensen Global Quality Growth Fund	PAGE 1	TSR-AR-89834G869

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/15/2020)
Class Y	7.94	6.49	11.59
MSCI ACWI Net Total Return Index (USD)	30.27	11.45	17.36
Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$76,218,288
Number of Holdings	32
Net Advisory Fee	$447,303
Portfolio Turnover	32%
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2026)
Sector Breakdown*

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.8%
Microsoft Corp.	7.2%
Alphabet, Inc.	7.1%
Amazon.com, Inc.	5.8%
KLA Corp.	5.7%
ASML Holding NV	5.3%
NVIDIA Corp.	5.3%
Apple, Inc.	4.5%
Eli Lilly & Co.	4.2%
Aon PLC	4.0%
Geographic Breakdown
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code above or visit https://www.jenseninvestment.com/reg-docs/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-992-4144, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Jensen Global Quality Growth Fund	PAGE 2	TSR-AR-89834G869

Jensen Quality Growth ETF
JGRW (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | May 31, 2026
This annual shareholder report contains important information about the Jensen Quality Growth ETF (the “Fund”)  for the period of June 1, 2025   to  May 31, 2026.  You can find additional information about the Fund at http://www.jenseninvestment.com/etf/. You can also request this information by contacting us at 1-800-992-4144.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Jensen Quality Growth ETF	$58	0.57%
HOW DID THE FUND PERFORM OVER THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, the Jensen Quality Growth ETF returned 4.14%, underperforming the S&P 500 Index which returned 29.78%. Relative performance was primarily hindered by stock selection in the Industrials and Information Technology sectors. Stock selection in the Communication Services and Consumer Discretionary sectors contributed positively to relative results during the period.
During the period, the strategy continued its emphasis on high-quality companies, maintaining a meaningful overweight to companies with strong balance sheets, durable profitability, and consistent earnings growth. This quality bias detracted from relative performance as market leadership broadened and investor appetite for risk increased, driving strong performance among more cyclical, higher-volatility, and lower-quality segments of the market. Despite elevated geopolitical uncertainty and ongoing macroeconomic risks, investor sentiment generally favored companies with higher growth expectations, creating a headwind for the Fund’s quality-oriented investment approach.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/12/2024)
Jensen Quality Growth ETF NAV	4.14	5.40
S&P 500 TR Index	29.78	22.99
Visit http://jenseninvestment.com/etf/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Jensen Quality Growth ETF	PAGE 1	TSR-AR-89834G562

KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$95,099,841
Number of Holdings	28
Net Advisory Fee	$534,730
Portfolio Turnover	31%
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2026)
Sector Breakdown*

Top 10 Issuers	(%)
Alphabet, Inc.	10.1%
Apple, Inc.	9.4%
Microsoft Corp.	7.4%
NVIDIA Corp.	6.6%
Amazon.com, Inc.	6.4%
KLA Corp.	6.0%
Eli Lilly & Co.	4.9%
Mastercard, Inc.	4.6%
Broadcom, Inc.	4.6%
Sherwin-Williams Co.	4.1%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code above or visit http://www.jenseninvestment.com/etf/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-992-4144, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Jensen Quality Growth ETF	PAGE 2	TSR-AR-89834G562

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is incorporated by reference to the Registrant’s Form N-CSR filed on August 6, 2020.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Akers and Lisa Zúñiga Ramírez are the “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 5/31/2026	FYE 5/31/2025
(a) Audit Fees	$49,700	$49,700
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$10,500	$9,000
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 5/31/2026	FYE 5/31/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 5/31/2026	FYE 5/31/2025
Registrant	$0	$0
Registrant’s Investment Adviser	$36,000	$33,500

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The committee consists of the independent members of the entire Board.

(b) Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

5/31/2026

Jensen Quality Mid Cap Fund

Jensen Global Quality Growth Fund

Jensen Quality Growth ETF (JGRW)

Listed on NYSE Arca, Inc.

JENSEN®
INVESTMENT MANAGEMENT

Jensen Quality Mid Cap Fund
Schedule of Investments
May 31, 2026

	Shares	Value
COMMON STOCKS — 98.5%
Automobile Components — 2.8%
Gentex Corp.	108,470	$2,620,635
Capital Markets — 3.6%
MSCI, Inc.	5,270	3,327,373
Chemicals — 5.2%
Air Products and Chemicals, Inc.	5,460	1,521,265
Sherwin-Williams Co.	10,870	3,302,741
		4,824,006
Commercial Services & Supplies — 4.6%
Cintas Corp.	6,220	1,065,237
Copart, Inc.(a)	99,612	3,264,285
		4,329,522
Communications Equipment — 7.9%
F5, Inc.(a)	9,120	3,497,064
Motorola Solutions, Inc.	9,640	3,887,619
		7,384,683
Consumer Staples Distribution & Retail — 4.1%
Kroger Co.	60,890	3,784,313
Containers & Packaging — 3.6%
Crown Holdings, Inc.	35,740	3,398,159
Electronic Equipment, Instruments & Components — 3.3%
Keysight Technologies, Inc.(a)	9,120	3,085,570
Health Care Equipment & Supplies — 3.0%
IDEXX Laboratories, Inc.(a)	5,000	2,817,650
Health Care Providers & Services — 8.8%
Encompass Health Corp.	38,360	4,060,406
Labcorp Holdings, Inc.	16,050	4,173,963
		8,234,369
Health Care Technology — 3.1%
Veeva Systems, Inc. - Class A(a)	16,511	2,878,528
Household Products — 8.2%
Church & Dwight Co., Inc.	31,740	3,035,296
Clorox Co.	24,000	2,160,480
Colgate-Palmolive Co.	27,460	2,474,970
		7,670,746
Insurance — 2.3%
Aon PLC - Class A	6,760	2,136,566
IT Services — 1.3%
Amdocs Ltd.	18,630	1,173,131

The accompanying notes are an integral part of these financial statements.

1

Jensen Quality Mid Cap Fund
Schedule of Investments
May 31, 2026(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Machinery — 4.9%
Donaldson Co., Inc.	14,590	$1,194,484
Nordson Corp.	5,000	1,436,650
Toro Co.	21,423	1,925,499
		4,556,633
Professional Services — 11.0%
Booz Allen Hamilton Holding Corp.	12,730	1,007,961
Broadridge Financial Solutions, Inc.	16,959	2,606,937
Equifax, Inc.	14,490	2,402,297
Genpact Ltd.	60,510	1,993,805
Verisk Analytics, Inc.	12,610	2,206,624
		10,217,624
Software — 4.5%
Cadence Design Systems, Inc.(a)	6,480	2,429,546
Fair Isaac Corp.(a)	930	1,163,049
Manhattan Associates, Inc.(a)	4,060	609,203
		4,201,798
Specialty Retail — 7.3%
Ross Stores, Inc.	17,250	3,997,343
Tractor Supply Co.	89,840	2,832,655
		6,829,998
Textiles, Apparel & Luxury Goods — 3.2%
Levi Strauss & Co. - Class A	128,120	2,972,384
Trading Companies & Distributors — 5.8%
United Rentals, Inc.	1,990	1,981,383
WW Grainger, Inc.	2,800	3,455,872
		5,437,255
TOTAL COMMON STOCKS (Cost $75,039,022)		91,880,943
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 1.8%
First American Treasury Obligations Fund - Class X, 3.56%(b)	1,669,377	1,669,377
TOTAL MONEY MARKET FUNDS (Cost $1,669,377)		1,669,377
TOTAL INVESTMENTS — 100.3% (Cost $76,708,399)		$93,550,320
Liabilities in Excess of Other Assets — (0.3)%		(248,674)
TOTAL NET ASSETS — 100.0%		$93,301,646

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of May 31, 2026.
The accompanying notes are an integral part of these financial statements.

2

Jensen Global Quality Growth Fund
Schedule of Investments
May 31, 2026

	Shares	Value
COMMON STOCKS — 100.1%
Canada — 1.8%
Alimentation Couche-Tard, Inc.	25,100	$1,418,082
France — 3.2%
Hermes International SCA	1,310	2,448,032
Germany — 2.1%
SAP SE	8,720	1,577,397
India — 1.2%
Bajaj Finance Ltd.	95,800	916,054
Italy — 1.2%
Ferrari NV	2,600	884,598
Netherlands — 10.7%
Adyen NV(a)(b)	1,470	1,610,188
Airbus SE	12,070	2,520,541
ASML Holding NV	2,510	4,058,499
		8,189,228
Spain — 2.6%
Amadeus IT Group SA	31,590	2,015,185
Taiwan — 8.8%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	16,000	6,695,200
United Kingdom — 10.9%
Aon PLC - Class A	9,630	3,043,658
AstraZeneca PLC	15,650	2,905,635
Compass Group PLC	72,750	2,333,114
		8,282,407
United States — 57.6%(c)
Abbott Laboratories	5,810	497,336
Alphabet, Inc. - Class A	14,170	5,389,418
Amazon.com, Inc.(a)	16,200	4,384,368
Apple, Inc. - Class A	11,040	3,445,142
Broadcom, Inc.	1,900	848,863
Broadridge Financial Solutions, Inc.	3,070	471,920
Copart, Inc.(a)	24,040	787,791
Eli Lilly & Co.	2,920	3,226,600
Equifax, Inc.	3,490	578,607
KLA Corp.	2,250	4,323,848
Mastercard, Inc. - Class A	4,800	2,371,104
Meta Platforms, Inc. - Class A	4,120	2,605,941
Microsoft Corp.	12,210	5,497,431
MSCI, Inc.	1,140	719,773
NVIDIA Corp.	18,960	4,003,214
Sherwin-Williams Co.	5,990	1,820,002

The accompanying notes are an integral part of these financial statements.

3

Jensen Global Quality Growth Fund
Schedule of Investments
May 31, 2026(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
United States — (Continued)
Stryker Corp.	6,480	$1,976,983
Waste Management, Inc.	4,480	947,341
		43,895,682
TOTAL COMMON STOCKS (Cost $54,914,045)		76,321,865
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.2%
First American Treasury Obligations Fund - Class X, 3.56%(d)	152,643	152,643
TOTAL MONEY MARKET FUNDS (Cost $152,643)		152,643
TOTAL INVESTMENTS — 100.3% (Cost $55,066,688)		$76,474,508
Liabilities in Excess of Other Assets — (0.3)%		(256,220)
TOTAL NET ASSETS — 100.0%		$76,218,288

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SCA - Societe en commandite par actions
SE - Societas Europeae
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2026, the value of these securities total $1,610,188 or 2.1% of the Fund’s net assets.

(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)	The rate shown represents the 7-day annualized yield as of May 31, 2026.
The accompanying notes are an integral part of these financial statements.

4

Jensen Quality Growth ETF
Schedule of Investments
May 31, 2026

	Shares	Value
COMMON STOCKS — 98.9%
Broadline Retail — 6.4%
Amazon.com, Inc.(a)	22,375	$6,055,570
Chemicals — 4.1%
Sherwin-Williams Co.	12,931	3,928,955
Commercial Services & Supplies — 5.4%
Cintas Corp.	8,261	1,414,779
Copart, Inc.(a)	30,539	1,000,763
Waste Management, Inc.	12,846	2,716,415
		5,131,957
Communications Equipment — 1.3%
Motorola Solutions, Inc.	2,986	1,204,194
Electronic Equipment, Instruments & Components — 1.6%
Amphenol Corp. - Class A	10,066	1,497,418
Financial Services — 4.6%
Mastercard, Inc. - Class A	8,832	4,362,831
Health Care Equipment & Supplies — 7.0%
Abbott Laboratories	19,690	1,685,464
IDEXX Laboratories, Inc.(a)	2,549	1,436,438
Stryker Corp.	11,529	3,517,383
		6,639,285
Health Care Technology — 1.8%
Veeva Systems, Inc. - Class A(a)	9,892	1,724,571
Hotels, Restaurants & Leisure — 1.5%
McDonald’s Corp.	5,257	1,467,755
Household Products — 2.5%
Procter & Gamble Co.	16,766	2,406,927
Insurance — 3.3%
Marsh & McLennan Cos., Inc.	19,914	3,185,643
Interactive Media & Services — 12.0%
Alphabet, Inc. - Class A	25,222	9,592,935
Meta Platforms, Inc. - Class A	2,837	1,794,431
		11,387,366
Pharmaceuticals — 4.9%
Eli Lilly & Co.	4,217	4,659,785
Professional Services — 4.9%
Broadridge Financial Solutions, Inc.	11,594	1,782,230
Equifax, Inc.	8,792	1,457,626
Verisk Analytics, Inc.	8,348	1,460,816
		4,700,672

The accompanying notes are an integral part of these financial statements.

5

Jensen Quality Growth ETF
Schedule of Investments
May 31, 2026(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — 17.2%
Broadcom, Inc.	9,751	$4,356,454
KLA Corp.	2,988	5,742,070
NVIDIA Corp.	29,694	6,269,591
		16,368,115
Software — 11.0%
Cadence Design Systems, Inc.(a)	9,255	3,469,977
Microsoft Corp.	15,583	7,016,090
		10,486,067
Technology Hardware, Storage & Peripherals — 9.4%
Apple, Inc. - Class A	28,517	8,899,015
TOTAL COMMON STOCKS (Cost $90,396,352)		94,106,126
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 1.1%
First American Treasury Obligations Fund - Class X, 3.56%(b)	1,010,661	1,010,661
TOTAL MONEY MARKET FUNDS (Cost $1,010,661)		1,010,661
TOTAL INVESTMENTS — 100.0% (Cost $91,407,013)		$95,116,787
Liabilities in Excess of Other Assets — (0.0)%(c)		(16,946)
TOTAL NET ASSETS — 100.0%		$95,099,841

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of May 31, 2026.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

6

Statements of Assets and Liabilities
May 31, 2026

	Jensen Quality Mid Cap Fund	Jensen Global Quality Growth Fund	Jensen Quality Growth ETF
ASSETS:
Investments, at value	$93,550,320	$76,474,508	$95,116,787
Dividend tax reclaims receivable	—	46,906	—
Dividends receivable	92,026	28,937	49,697
Receivable for investments sold	—	—	797,272
Receivable for fund shares sold	6,707	—	—
Prepaid expenses and other assets	28,055	29,605	—
Total assets	93,677,108	76,579,956	95,963,756
LIABILITIES:
Payable for fund shares redeemed	268,413	282,555	817,476
Payable to Adviser (Note 4)	34,988	37,487	46,439
Payable for transfer agent fees and expenses (Note 6)	8,609	8,016	—
Payable for fund administration and accounting fees (Note 6)	11,496	7,378	—
Payable for Chief Compliance Officer fees (Note 6)	1,942	1,947	—
Payable for custodian fees (Note 6)	7,140	2,475	—
Payable for distribution and shareholder servicing fees (Note 5)	9,154	1,634	—
Payable for Trustees’ fees	17,162	17,160	—
Interest payable	1,280	—	—
Payable for expenses and other liabilities	15,278	3,016	—
Total liabilities	375,462	361,668	863,915
NET ASSETS	$93,301,646	$ 76,218,288	$95,099,841
NET ASSETS CONSISTS OF:
Paid-in capital	$75,253,943	$54,806,963	$102,569,990
Total distributable earnings	18,047,703	21,411,325	(7,470,149)
Total net assets	$93,301,646	$ 76,218,288	$95,099,841
Total Fund Shares:
Net Assets	$—	$—	$95,099,841
Shares of beneficial interest outstanding	—	—	3,490,000
Net Asset Value, Offering Price and Redemption Price Per Share (unlimited number of shares authorized, $.001 par value)	$—	$—	$27.25
Class I Shares:
Net assets	$22,979,757	$3,418,509	$—
Shares of beneficial interest outstanding	1,412,712	179,496	—
Net Asset Value, Offering Price and Redemption Price Per Share (unlimited number of shares authorized, $.001 par value)	$16.27	$19.05	$—

The accompanying notes are an integral part of these financial statements.

7

Statements of Assets and Liabilities
May 31, 2026(Continued)

	Jensen Quality Mid Cap Fund	Jensen Global Quality Growth Fund	Jensen Quality Growth ETF
Class J Shares:
Net assets	$15,275,057	$1,859,717	$—
Shares of beneficial interest outstanding	936,268	97,874	—
Net Asset Value, Offering Price and Redemption Price Per Share (unlimited number of shares authorized, $.001 par value)	$16.31	$19.00	$—
Class Y Shares:
Net assets	$55,046,832	$70,940,062	$—
Shares of beneficial interest outstanding	3,392,620	3,721,520	—
Net Asset Value, Offering Price and Redemption Price Per Share (unlimited number of shares authorized, $.001 par value)	$16.23	$19.06	$—
COST:
Investments, at cost	$76,708,399	$55,066,688	$91,407,013

The accompanying notes are an integral part of these financial statements.

8

Statements of Operations
For the Year Ended May 31, 2026

	Jensen Quality Mid Cap Fund	Jensen Global Quality Growth Fund	Jensen Quality Growth ETF
INVESTMENT INCOME:
Dividend income	$1,854,260	$722,768	$895,861
Less: dividend withholding taxes	—	(46,232)	—
Interest withholding taxes	—	28	—
Other income	—	171	—
Total investment income	1,854,260	676,735	895,861
EXPENSES:
Investment advisory fee	859,782	538,247	534,730
Fund administration and accounting fees	75,933	58,705	—
Federal and state registration fees	50,277	52,389	—
Transfer agent fees	54,264	46,049	—
Trustees’ fees	27,867	27,865	—
Legal fees	36,723	23,402	—
Audit fees	20,101	21,103	—
Custodian fees	11,860	13,963	—
Compliance fees	11,662	11,670	—
Distribution expenses - Class J	55,777	5,873	—
Reports to shareholders	16,212	5,221	—
Shareholder service costs - Class I	8,395	640	—
Interest expense	1,828	—	—
Other expenses and fees	10,901	10,688	—
Total expenses	1,241,582	815,815	534,730
Less waivers and reimbursements by Adviser (Note 4)	(117,386)	(90,944)	—
Net expenses	1,124,196	724,871	534,730
NET INVESTMENT INCOME/(LOSS)	730,064	(48,136)	361,131
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	4,801,050	796,608	(2,848,594)
Foreign currency transactions	—	(15,986)	—
Net realized gain (loss)	4,801,050	780,622	(2,848,594)
Net change in unrealized appreciation (depreciation) on:
Investments	(7,611,541)	4,656,677	4,571,200
Foreign currency translation	—	1,602	—
Net change in unrealized appreciation (depreciation)	(7,611,541)	4,658,279	4,571,200
Net realized and unrealized gain (loss)	(2,810,491)	5,438,901	1,722,606
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (2,080,427)	$ 5,390,765	$2,083,737

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	Jensen Quality Mid Cap Fund		Jensen Global Quality Growth Fund
	Year Ended May 31,		Year Ended May 31,
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$730,064	$1,052,971	$(48,136)	$159,136
Net realized gain (loss)	4,801,050	17,864,498	780,622	(9,005)
Net change in unrealized appreciation (depreciation)	(7,611,541)	(11,585,460)	4,658,279	6,159,147
Net increase (decrease) in net assets from operations	(2,080,427)	7,332,009	5,390,765	6,309,278
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class I	(4,656,095)	(5,933,931)	(1,949)	(8,006)
From earnings - Class J	(2,370,328)	(1,807,992)	(89)	(2,552)
From earnings - Class Y	(7,173,707)	(4,624,131)	(41,016)	(155,947)
Total distributions to shareholders	(14,200,130)	(12,366,054)	(43,054)	(166,506)
CAPITAL TRANSACTIONS:
Shares sold - Class I	5,542,285	11,538,740	208,297	1,041,819
Shares issued from reinvestment of distributions - Class I	4,640,879	5,922,118	1,949	8,006
Shares redeemed - Class I	(36,638,718)	(55,122,176)	(106,021)	(1,100,403)
Shares sold - Class J	2,453,273	4,252,816	102,420	14,767
Shares issued from reinvestment of distributions - Class J	2,368,430	1,806,814	89	2,552
Shares redeemed - Class J	(14,797,434)	(7,568,632)	(843,321)	(271,045)
Shares sold - Class Y	4,064,518	2,303,597	13,594,119	4,633,866
Shares issued from reinvestment of distributions - Class Y	7,173,707	4,624,131	41,016	155,947
Shares redeemed - Class Y	(19,136,731)	(5,374,743)	(7,429,215)	(937,275)
Net increase (decrease) in net assets from capital transactions	(44,329,791)	(37,617,335)	5,569,333	3,548,234
NET INCREASE (DECREASE) IN NET ASSETS	(60,610,348)	(42,651,380)	10,917,044	9,691,006
NET ASSETS:
Beginning of the year	153,911,994	196,563,374	65,301,244	55,610,238
End of the year	$93,301,646	$153,911,994	$ 76,218,288	$ 65,301,244
SHARES TRANSACTIONS
Shares sold - Class I	314,920	598,302	11,492	59,117
Shares issued from reinvestment of distributions - Class I	281,128	301,197	111	484
Shares redeemed - Class I	(2,141,739)	(2,912,476)	(5,854)	(62,171)
Shares sold - Class J	143,020	220,850	5,958	897
Shares issued from reinvestment of distributions - Class J	143,261	91,646	5	155
Shares redeemed - Class J	(856,247)	(394,083)	(48,346)	(16,386)
Shares sold - Class Y	238,641	120,635	743,283	274,472
Shares issued from reinvestment of distributions - Class Y	436,045	236,000	2,345	9,427
Shares redeemed - Class Y	(1,150,820)	(292,345)	(405,174)	(55,268)
Total increase (decrease) in shares outstanding	(2,591,791)	(2,030,274)	303,820	210,727

The accompanying notes are an integral part of these financial statements.

10

Statements of Changes in Net Assets(Continued)

	Jensen Quality Growth ETF
	Year Ended May 31, 2026	Period Ended May 31, 2025(a)

OPERATIONS:
Net investment income (loss)	$361,131	$367,994
Net realized gain (loss)	(2,848,594)	(303,523)
Net change in unrealized appreciation (depreciation)	4,571,200	(861,426)
Net increase (decrease) in net assets from operations	2,083,737	(796,955)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(378,791)	(255,359)
Total distributions to shareholders	(378,791)	(255,359)
CAPITAL TRANSACTIONS:
Shares sold	74,364,351	111,369,751
Shares redeemed	(47,478,791)	(43,808,102)
Net increase (decrease) in net assets from capital transactions	26,885,560	67,561,649
NET INCREASE (DECREASE) IN NET ASSETS	28,590,506	66,509,335
NET ASSETS:
Beginning of the period	66,509,335	—
End of the period	$95,099,841	$66,509,335
SHARES TRANSACTIONS
Shares sold	2,780,000	4,240,000
Shares redeemed	(1,820,000)	(1,710,000)
Total increase (decrease) in shares outstanding	960,000	2,530,000

(a)	Inception date of the Fund was August 12, 2024.
The accompanying notes are an integral part of these financial statements.

11

JENSEN QUALITY MID CAP FUND
FINANCIAL HIGHLIGHTS
CLASS I

	Year Ended May 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$18.48	$18.98	$15.86	$15.81	$17.43
INVESTMENT OPERATIONS:
Net investment income(a)	0.10	0.11	0.10	0.12	0.09
Net realized and unrealized gain (loss) on investments(b)	(0.42)	0.60	3.13	0.40	(1.21)
Total from investment operations	(0.32)	0.71	3.23	0.52	(1.12)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)	(0.11)	(0.11)	(0.09)	(0.08)
Net realized gains	(1.79)	(1.10)	—	(0.38)	(0.42)
Total distributions	(1.89)	(1.21)	(0.11)	(0.47)	(0.50)
Net asset value, end of year	$16.27	$18.48	$18.98	$15.86	$15.81
Total return	−1.82%	3.35%	20.45%	3.38%	−6.79%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$22,980	$54,679	$94,339	$93,813	$104,867
Ratio of expenses to average net assets:
Before expense waiver/recoupment	0.91%	0.88%	0.85%	0.87%	0.88%
After expense waiver/recoupment	0.82%	0.82%	0.82%	0.82%	0.82%
Ratio of dividends, interest and borrowing expense to average net assets	0.00%(c)	—%	—%	—%	—%
Ratio of net investment income (loss) to average net assets	0.58%	0.59%	0.57%	0.75%	0.56%
Portfolio turnover rate	29%	25%	25%	16%	18%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

12

JENSEN QUALITY MID CAP FUND
FINANCIAL HIGHLIGHTS
CLASS J

	Year Ended May 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$18.52	$19.01	$15.89	$15.85	$17.47
INVESTMENT OPERATIONS:
Net investment income(a)	0.06	0.07	0.06	0.08	0.05
Net realized and unrealized gain (loss) on investments(b)	(0.43)	0.60	3.13	0.40	(1.21)
Total from investment operations	(0.37)	0.67	3.19	0.48	(1.16)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)	(0.06)	(0.07)	(0.06)	(0.04)
Net realized gains	(1.79)	(1.10)	—	(0.38)	(0.42)
Total distributions	(1.84)	(1.16)	(0.07)	(0.44)	(0.46)
Net asset value, end of year	$16.31	$18.52	$19.01	$15.89	$15.85
Total return	−2.09%	3.16%	20.14%	3.12%	−6.98%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$15,275	$27,898	$30,191	$28,366	$38,942
Ratio of expenses to average net assets:
Before expense waiver/recoupment	1.14%	1.11%	1.08%	1.10%	1.11%
After expense waiver/recoupment	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of dividends, interest and borrowing expense to average net assets	0.00%(c)	—%	—%	—%	—%
Ratio of net investment income (loss) to average net assets	0.35%	0.36%	0.35%	0.52%	0.31%
Portfolio turnover rate	29%	25%	25%	16%	18%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

13

JENSEN QUALITY MID CAP FUND
FINANCIAL HIGHLIGHTS
CLASS Y

	Year Ended May 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$18.44	$18.93	$15.82	$15.78	$17.39
INVESTMENT OPERATIONS:
Net investment income(a)	0.11	0.12	0.11	0.12	0.09
Net realized and unrealized gain (loss) on investments(b)	(0.42)	0.60	3.12	0.39	(1.20)
Total from investment operations	(0.31)	0.72	3.23	0.51	(1.11)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)	(0.11)	(0.12)	(0.09)	(0.08)
Net realized gains	(1.79)	(1.10)	—	(0.38)	(0.42)
Total distributions	(1.90)	(1.21)	(0.12)	(0.47)	(0.50)
Net asset value, end of year	$16.23	$18.44	$18.93	$15.82	$15.78
Total return	−1.79%	3.43%	20.46%	3.34%	−6.73%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$55,047	$71,335	$72,033	$55,126	$57,196
Ratio of expenses to average net assets:
Before expense waiver/recoupment	0.89%	0.86%	0.83%	0.85%	0.86%
After expense waiver/recoupment	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of dividends, interest and borrowing expense to average net assets	0.00%(c)	—%	—%	—%	—%
Ratio of net investment income (loss) to average net assets	0.60%	0.61%	0.59%	0.78%	0.56%
Portfolio turnover rate	29%	25%	25%	16%	18%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

14

JENSEN GLOBAL QUALITY GROWTH FUND
FINANCIAL HIGHLIGHTS
CLASS I

	Year Ended May 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$17.67	$15.95	$14.40	$13.75	$14.21
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.01)	0.04	0.08	0.08	0.09
Net realized and unrealized gain (loss) on investments(b)	1.40	1.73	1.55	0.65	(0.48)
Total from investment operations	1.39	1.77	1.63	0.73	(0.39)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	(0.05)	(0.08)	(0.08)	(0.07)
Total distributions	(0.01)	(0.05)	(0.08)	(0.08)	(0.07)
Net asset value, end of year	$19.05	$17.67	$15.95	$14.40	$13.75
Total return	7.88%	11.09%	11.33%	5.39%	−2.74%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$3,419	$3,069	$2,813	$2,249	$2,350
Ratio of expenses to average net assets:
Before expense waiver/recoupment	1.15%	1.24%	1.29%	1.36%	1.42%
After expense waiver/recoupment	1.02%	1.02%	1.02%	1.02%	1.02%
Ratio of net investment income (loss) to average net assets	(0.08)%	0.25%	0.54%	0.62%	0.57%
Portfolio turnover rate	32%	23%	12%	17%	3%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

The accompanying notes are an integral part of these financial statements.

15

JENSEN GLOBAL QUALITY GROWTH FUND
FINANCIAL HIGHLIGHTS
CLASS J

	Year Ended May 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$17.65	$15.95	$14.40	$13.73	$14.20
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.06)	0.00(c)	0.04	0.05	0.05
Net realized and unrealized gain (loss) on investments(b)	1.41	1.72	1.55	0.66	(0.48)
Total from investment operations	1.35	1.72	1.59	0.71	(0.43)
LESS DISTRIBUTIONS FROM:
Net investment income	0.00(c)	(0.02)	(0.04)	(0.04)	(0.04)
Total distributions	—	(0.02)	(0.04)	(0.04)	(0.04)
Net asset value, end of year	$19.00	$17.65	$15.95	$14.40	$13.73
Total return	7.65%	10.77%	11.09%	5.23%	−3.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$1,860	$2,476	$2,482	$2,526	$2,145
Ratio of expenses to average net assets:
Before expense waiver/recoupment	1.38%	1.47%	1.52%	1.61%	1.64%
After expense waiver/recoupment	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets	(0.32)%	0.02%	0.31%	0.38%	0.33%
Portfolio turnover rate	32%	23%	12%	17%	3%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

16

JENSEN GLOBAL QUALITY GROWTH FUND
FINANCIAL HIGHLIGHTS
CLASS Y

	Year Ended May 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$17.67	$15.96	$14.41	$13.75	$14.21
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.01)	0.05	0.08	0.08	0.09
Net realized and unrealized gain (loss) on investments(b)	1.41	1.71	1.55	0.66	(0.48)
Total from investment operations	1.40	1.76	1.63	0.74	(0.39)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	(0.05)	(0.08)	(0.08)	(0.07)
Total distributions	(0.01)	(0.05)	(0.08)	(0.08)	(0.07)
Net asset value, end of year	$19.06	$17.67	$15.96	$14.41	$13.75
Total return	7.94%	11.04%	11.35%	5.48%	−2.72%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$70,940	$59,756	$50,316	$39,536	$33,361
Ratio of expenses to average net assets:
Before expense waiver/recoupment	1.13%	1.22%	1.27%	1.36%	1.40%
After expense waiver/recoupment	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets	(0.06)%	0.27%	0.57%	0.63%	0.58%
Portfolio turnover rate	32%	23%	12%	17%	3%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

The accompanying notes are an integral part of these financial statements.

17

JENSEN QUALITY GROWTH ETF
FINANCIAL HIGHLIGHTS

	Year Ended May 31, 2026	Period Ended May 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$26.29	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.10	0.15
Net realized and unrealized gain (loss) on investments(c)	0.98	1.24
Total from investment operations	1.08	1.39
LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)	(0.10)
Total distributions	(0.12)	(0.10)
Net asset value, end of period	$27.25	$26.29
Total return(d)	4.14%	5.56%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$95,100	$66,509
Ratio of expenses to average net assets(e)	0.57%	0.57%
Ratio of net investment income (loss) to average net assets(e)	0.38%	0.73%
Portfolio turnover rate(d)(f)	31%	17%

(a)	Inception date of the Fund was August 12, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

18

NOTES TO FINANCIAL STATEMENTS
May 31, 2026
1.	ORGANIZATION
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Jensen Quality Mid Cap Fund (formerly known as the Jensen Quality Value Fund from March 30, 2012 to September 30, 2024 and prior thereto as the Jensen Value Fund), the Jensen Global Quality Growth Fund (collectively, the “Mutual Funds”), and the Jensen Quality Growth ETF (each, a “Fund,” and together, the “Funds”), each represent a distinct series with its own investment objective and policies within the Trust.
The investment objective of each of the Jensen Quality Mid Cap Fund, the Jensen Global Quality Growth Fund and the Jensen Quality Growth ETF is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Class J and Class I shares of the Jensen Quality Mid Cap Fund became effective and commenced operations on March 31, 2010. The Class Y shares of the Jensen Quality Mid Cap Fund became effective and commenced operations on January 15, 2020. The Jensen Global Quality Growth Fund commenced investment operations on April 15, 2020 for Class J, Class I, and Class Y shares. The Jensen Quality Growth ETF commenced operations on August 12, 2024. For the Mutual Funds, Class J shares are subject to a 0.25% distribution (Rule 12b-1) and shareholder servicing fee and Class I shares are subject to a shareholder servicing fee of up to 0.10%. Each class of shares has identical rights and privileges except with respect to the distribution (Rule 12b-1) and shareholder servicing fees, and voting rights on matters affecting a single share class. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Jensen Investment Management, Inc. (the “Adviser”), the Funds’ investment adviser.
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services–Investment Companies.
2.	SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
(a)
Investment Valuation – Each equity security owned by the Funds that is listed on a securities exchange, except those listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price on that exchange on the date as of which assets are valued. If a security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked prices at the close of the exchange or (ii) the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets, as published by an approved independent pricing service (“Pricing Service”).
Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time a Fund calculates its net asset value (“NAV”), whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies

19

NOTES TO FINANCIAL STATEMENTS
May 31, 2026(Continued)
against the U.S. dollar, as provided by a Pricing Service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.
Foreign securities are traded on foreign exchanges which typically close before the close of business on each day on which the NYSE is open. Each security trading on these exchanges may be valued utilizing a systematic fair valuation model provided by a Pricing Service. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close and are classified as Level 2 securities. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time.
Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value, as described below. Any discount or premium is accreted or amortized using the constant yield method until maturity.
Redeemable securities issued by open-end, registered investment companies, including money market mutual funds, are valued at the NAV of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined.
When market quotations are not readily available, any security or other asset is valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Adviser will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures.
FASB Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) Topic 820, establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical securities.

20

NOTES TO FINANCIAL STATEMENTS
May 31, 2026(Continued)
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s investments carried at fair value as of May 31, 2026:
Jensen Quality Mid Cap Fund

	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$91,880,943	$—	$—	$91,880,943
Money Market Funds	1,669,377	—	—	1,669,377
Total Investments	$93,550,320	$—	$—	$93,550,320

Jensen Global Quality Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$55,937,220	$20,384,645	$—	$76,321,865
Money Market Funds	152,643	—	—	152,643
Total Investments	$ 56,089,863	$20,384,645	$—	$76,474,508

Jensen Quality Growth ETF

	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$94,106,126	$—	$—	$94,106,126
Money Market Funds	1,010,661	—	—	1,010,661
Total Investments	$95,116,787	$—	$—	$95,116,787

(1)
Refer to the Schedules of Investments for industry classifications. The Funds did not hold any investments during the year ended May 31, 2026, with significant unobservable inputs which would be classified as Level 3. The Funds did not hold financial derivative instruments during the year ended May 31, 2026.

(b)
Foreign Securities and Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from the changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

21

NOTES TO FINANCIAL STATEMENTS
May 31, 2026(Continued)
Investments in foreign securities entail certain risks. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Since foreign securities normally are denominated and traded in foreign currencies, the value of a Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.
(c)
Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the year ended May 31, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to uncertain tax benefits as income tax expense in the Statements of Operations. During the year ended May 31, 2026, the Funds did not incur any interest or penalties. The Funds’ federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. The Funds have no examinations in progress. The Funds are also not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(d)
Distributions to Shareholders – The Funds will declare and distribute any net investment income quarterly. The Funds will distribute any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividend paid deduction.

(e)
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)
Share Valuation – The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.

22

NOTES TO FINANCIAL STATEMENTS
May 31, 2026(Continued)
(g)
Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of each Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Distribution (12b-1) and shareholder servicing fees are expensed at 0.25% of average daily net assets of Class J shares of the Mutual Funds. Shareholder servicing fees are expensed at up to 0.10% of the average daily net assets of Class I shares of the Mutual Funds. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(h)
Other – Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the specific identification method by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Withholding taxes on foreign dividends, net of any reclaims, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.
(i)
Segment Reporting – Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Managing Director of the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

3.	FEDERAL TAX MATTERS
The tax character of distributions paid during the fiscal years ended May 31, 2026 and May 31, 2025 was as follows:
Jensen Quality Mid Cap Fund

	May 31, 2026	May 31, 2025
Ordinary Income	$759,560	$1,008,200
Long-Term Capital Gain	$13,440,570	$11,357,854

Jensen Global Quality Growth Fund

	May 31, 2026	May 31, 2025
Ordinary Income	$43,054	$166,506
Long-Term Capital Gain	$—	$—

Jensen Quality Growth ETF

	May 31, 2026	May 31, 2025
Ordinary Income	$378,791	$255,359
Long-Term Capital Gain	$—	$—

As of May 31, 2026, the following Funds deferred, on a tax basis, a late-year ordinary loss as follows:

Jensen Quality Mid Cap Fund	$—
Jensen Global Quality Growth Fund	$30,403
Jensen Quality Growth ETF	$—

23

NOTES TO FINANCIAL STATEMENTS
May 31, 2026(Continued)
The components of distributable earnings on a tax basis as of May 31, 2026 were as follows:

	Jensen Quality Mid Cap Fund	Jensen Global Quality Growth Fund	Jensen Quality Growth ETF
Cost basis of investments for federal income tax purposes	$77,043,370	$55,068,953	$91,413,437
Gross tax unrealized appreciation	$22,238,264	$24,812,652	$11,511,838
Gross tax unrealized depreciation	(5,731,314)	(3,407,097)	(7,808,488)
Net tax unrealized appreciation (depreciation)	16,506,950	21,405,555	3,703,350
Undistributed ordinary income	169,568	—	95,109
Undistributed long-term capital gain	1,371,185	32,235	—
Distributable earnings	1,540,753	32,235	95,109
Other accumulated losses	—	(26,465)	(11,268,608)
Total distributable earnings (losses)	$18,047,703	$21,411,325	$(7,470,149)

The difference between book basis and tax basis of investments is primarily attributable to the deferral of losses on wash sales.
At May 31, 2026, the Jensen Quality Growth ETF had short-term capital loss carryovers of $7,781,546, respectively, and long-term capital loss carryovers of $3,487,062, respectively, with no expiration.
Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.
For the year ended May 31, 2026, the following reclassifications were made between total distributable earnings and paid-in capital, which are primarily attributable to redemptions in-kind and net operating losses and equalization:

	Jensen Quality Mid Cap Fund	Jensen Global Quality Growth Fund	Jensen Quality Growth ETF
Total Distributable Earnings	$(1,494,985)	$32,204	$(6,592,357)
Paid-in Capital	$1,494,985	$(32,204)	$6,592,357

4.	INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has an Investment Advisory Agreement (the “Mutual Fund Agreement”) with the Adviser to furnish investment advisory services to the Jensen Quality Mid Cap Fund and Jensen Global Quality Growth Fund. Under the terms of the Mutual Fund Agreement, the Mutual Funds compensate the Adviser for its management services at the annual rate of 0.65% and 0.75% of each Fund’s average daily net assets for the Jensen Quality Mid Cap Fund and Jensen Global Quality Growth Fund, respectively.
The Adviser has contractually agreed to waive its management fee and/or reimburse a Mutual Fund’s other expenses at least through the expiration dates listed below to the extent necessary to ensure that each Fund’s Total Annual Operating Expenses (exclusive of front-end or contingent deferred sales loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on

24

NOTES TO FINANCIAL STATEMENTS
May 31, 2026(Continued)
short positions, acquired fund fees and expenses and extraordinary expenses such as litigation) do not exceed the expense limitation caps listed below of each Fund’s average daily net assets (the “Expense Limitation Cap”).

	Expiration Date	Expense Limitation Cap
Jensen Quality Mid Cap Fund	March 1, 2027	0.80%
Jensen Global Quality Growth Fund	March 1, 2027	1.00%

For the year ended May 31, 2026, expenses of $19,616, $35,937, and $61,833 were waived or reimbursed by the Adviser for Class J, Class I and Class Y shares, respectively, for the Jensen Quality Mid Cap Fund. For the year ended May 31, 2026, expenses of $2,987, $4,067, and $83,890 were waived or reimbursed by the Adviser for Class J, Class I and Class Y shares, respectively, for the Jensen Global Quality Growth Fund. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period do not exceed the lesser of: (1) the Expense Limitation Cap in place at the time of waiver or reimbursement or (2) the Expense Limitation Cap in place at the time of the recoupment; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three-year period from the date of the waiver or reimbursement. During the year ended May 31, 2026, $85,638 of previously waived expenses subject to recovery for the Jensen Quality Mid Cap Fund and $147,282 of previously waived expenses subject to recovery for the Jensen Global Quality Growth Fund expired.
The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring during the fiscal periods ending:

	Jensen Quality Mid Cap Fund	Jensen Global Quality Growth Fund
May 31, 2027	$59,040	$131,328
May 31, 2028	$100,321	$132,390
May 31, 2029	$117,386	$90,944

In addition, the Trust, on behalf of the Jensen Quality Growth ETF, has entered into an investment advisory agreement (the “ETF Agreement”) with the Adviser to furnish investment advisory services to the Jensen Quality Growth ETF. Pursuant to the ETF Agreement, the Jensen Quality Growth ETF pays a unitary management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.57% of the Jensen Quality Growth ETF’s average daily net assets. Pursuant to the ETF Agreement, the Adviser has agreed to pay all expenses of the Jensen Quality Growth ETF except the unitary management fee paid to the Adviser under the ETF Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”), acts as the Funds’ Administrator under a Fund Administration Servicing Agreement applicable to the Mutual Funds and a Fund Servicing Agreement application to the Jensen Quality Growth ETF. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and fund accountant; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. Fund Services also serves as the fund accountant and transfer agent to the Funds. U.S. Bank National Association (“US Bank”), an affiliate of Fund Services, serves as the Funds’ custodian. Fees incurred for the Mutual Funds for the year

25

NOTES TO FINANCIAL STATEMENTS
May 31, 2026(Continued)
ended May 31, 2026, and owed as of May 31, 2026 are included in the Statements of Operations and Statements of Assets & Liabilities. Under the terms of the Fund Servicing Agreement applicable to the Jensen Quality Growth ETF, the Adviser pays the Fund Administration and Accounting, Transfer Agency, Custody and Chief Compliance Officer fees for the Fund.
The Jensen Quality Mid Cap Fund and Jensen Global Quality Growth Fund have lines of credit with US Bank (see Note 9).
Certain officers of the Funds are also employees of Fund Services.
5.	DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Trust adopted a distribution and shareholder servicing plan pursuant to Rule 12b-1 (the “12b-1 Plan”), on behalf of the Jensen Quality Mid Cap Fund and Jensen Global Quality Growth Fund, which authorizes Class J shares to pay Quasar Distributors, LLC (the “Distributor” or “Quasar”), the Mutual Funds’ distributor and principal underwriter, a distribution fee of 0.25% of a Fund’s average daily net assets attributable to Class J shares for services to Class J shareholders and distribution of Class J shares. The Trust adopted a shareholder servicing plan (the “Shareholder Servicing Plan”), on behalf of the Mutual Funds, which authorizes Class I shares to pay up to 0.10% of a Mutual Fund’s average daily net assets attributable to Class I shares to other financial institutions for shareholder servicing and maintenance of Class I shareholder accounts. The Distributor acts as the Mutual Funds’ principal underwriter in a continuous public offering of the Mutual Funds’ shares. Fees incurred for year ended May 31, 2026, and owed as of May 31, 2026 are summarized below. The fees owed to the Distributor are included within accrued expenses and other liabilities on the Statements of Assets and Liabilities.

12b-1 Plan	Incurred	Owed
Jensen Quality Mid Cap Fund Class J	$55,777	$9,155
Jensen Global Quality Growth Fund Class J	$5,873	$1,632

Shareholder Servicing	Incurred	Owed
Jensen Quality Mid Cap Fund Class I	$8,395	$182
Jensen Global Quality Growth Fund Class I	$640	$34

6.	CREATION AND REDEMPTION TRANSACTIONS
Shares of the Jensen Quality Growth ETF are listed and traded on the NYSE Arca, Inc. The Jensen Quality Growth ETF issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of the Jensen Quality Growth ETF will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places.
Only “Authorized Participants” may purchase or redeem shares directly from the Jensen Quality Growth ETF. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Jensen Quality Growth ETF’s distributor, Foreside Distributors, LLC. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Jensen Quality Growth ETF. Rather, most

26

NOTES TO FINANCIAL STATEMENTS
May 31, 2026(Continued)
retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
Creation Unit Transaction Fee
Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) in connection with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee for the Jensen Quality Growth ETF is $300.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial purchase of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. The Jensen Quality Growth ETF may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of the Jensen Quality Growth ETF’s shareholders.
A creation unit will generally not be issued until the transfer of good title of the deposit securities to the Jensen Quality Growth ETF and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Jensen Quality Growth ETF will be issued to such Authorized Participant notwithstanding the fact that the Fund’s deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing deposit securities as soon as possible. If the Jensen Quality Growth ETF or its agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any.
7.	INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the year ended May 31, 2026 are summarized below. For the year ended May 31, 2026, there were no purchases or sales of U.S. government securities for the Funds.

	Purchases	Sales
Jensen Quality Mid Cap Fund	$37,466,449	$94,699,732
Jensen Global Quality Growth Fund	$28,765,373	$22,923,763
Jensen Quality Growth ETF	$45,783,080	$28,663,147

The above Jensen Quality Growth ETF purchases and sales exclude any in-kind transactions associated with creations and redemptions. During the year ended May 31, 2026, the Jensen Quality Growth ETF had $55,471,456 of creations in-kind and $46,470,488 of redemptions in-kind, resulting in a net realized gain of $6,595,325.
8.	BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. At May 31, 2026, the following financial intermediaries, for the benefit of their customers, held over 25% of a Fund’s shares outstanding:
Jensen Quality Mid Cap Fund

Pershing, LLC	57.57%

27

NOTES TO FINANCIAL STATEMENTS
May 31, 2026(Continued)
Jensen Global Quality Growth Fund

Pershing, LLC	86.90%

9.	LINES OF CREDIT
At May 31, 2026, the Jensen Quality Mid Cap Fund had a line of credit in the amount of the lesser of $20,000,000, or 33.33% of the fair value of unencumbered assets which matures August 1, 2026. The Jensen Global Quality Growth Fund had a line of credit in the amount of the lesser of $5,000,000, or 20% of the market fair value or 33.33% of the fair value of unencumbered assets which matures August 1, 2026. These secured lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank (the “Lender”). As collateral, the Lender receives a first priority security interest in securities of the Fund’s in an amount of at least 300% of any draw on the line of credit by the Fund’s. Interest was scheduled to be incurred at the bank’s prime rate (6.75% as of May 31, 2026). The following table provides information regarding usage of the line of credit for the year ended May 31, 2026 for the Funds. The Funds did not have outstanding balances on their line of credits as of May 31, 2026.

	Days Utilized	Average Amount of Borrowing	Weighted Average Borrowing Rate	Interest Expense	Maximum Amount of Borrowing	Date of Maximum Borrowing
Jensen Quality Mid Cap Fund	11	$1,149,364	6.80%	$2,388	$7,659,000	5/4/2026
Jensen Global Quality Growth Fund	5	$537,000	6.75%	$503*	$594,000	2/13/2026

*	Interest expense is reported within Other Expenses and Fees on the Statements of Operations.
10.	RECENT MARKET EVENTS
U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, and geopolitical conflicts. As a result of continuing political tensions and armed conflicts, including the wars in Europe and the Middle East, markets have experienced increased volatility. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the performance of the Funds.
11.	LIQUIDITY PROGRAM – Jensen QUALITY MID CAP FUND
The Jensen Quality Mid Cap Fund (the “Fund”) may participate in a liquidity program (“Liquidity Program” or “Program”) offered by an independent third-party service provider, unaffiliated with the Fund and Adviser, designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. This Liquidity Program provides participating mutual funds, including the Fund, with a source of cash that is used to meet net shareholder redemptions that will settle on the next business day by purchasing shares of mutual funds, including the Fund. The Program redeems its shares in the Fund when the Fund experiences net sales, at the end of a maximum holding period of 8 days set by the Program, or at other times in the discretion of the Program or the Adviser.
During the period that the Program holds the Fund’s shares, the Program will have the same rights and privileges with respect to those shares as any other shareholder. The Program charges the Fund a fee each time the Fund requests the Program to purchase Fund shares. The fee is calculated by applying a fee rate to the total value of the shares purchased by the Program. The fee rate is determined

28

NOTES TO FINANCIAL STATEMENTS
May 31, 2026(Continued)
through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.14% of the total value of the Fund shares purchased, although the Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund and its shareholders.
Purchases of Fund shares by the Program are made on an investment-blind basis without regard to the Fund’s objective, policies or anticipated performance. The Program, in accordance with federal securities laws applicable due to its structure, is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund.
When the Program redeems its Fund shares, it will redeem its entire share position in a Fund and request that such redemption be delivered in-kind in accordance with the Funds’ redemption in-kind policies.
The Trust’s Board has approved the use of this Liquidity Program. The Adviser believes that the Program may help limit the impact to the Fund during periods of net redemptions of Fund shares, including lowering transaction costs, to the benefit of the Fund and its shareholders, although there is no guarantee that the Program will do so. To the extent that the Fund’s assets do not decline, the Adviser may also benefit. Program fees would be recorded within the Statement of Operations, if applicable.
During the year ended May 31, 2026, the Fund did not utilize the Liquidity Program.
12.	NEW ACCOUNTING PRONOUCEMENT
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The Funds have adopted ASU 2023-09, with no material impact on the Funds’ financial statements.
13.	SUBSEQUENT EVENTS
On June 18, 2026, the following distributions were declared and paid from ordinary income and capital gains to shareholders of record as of June 17, 2026:
Ordinary Income

	Class J	Class I	Class Y
Jensen Quality Mid Cap Fund	24,797	52,815	131,061
Jensen Global Quality Growth Fund	—	—	—

The Jensen Quality Growth ETF paid a distribution as follows:

Record Date	Ex-Date	Reinvestment/ Payable Date	Ordinary Income Rate	Ordinary Distribution Paid
6/22/2026	6/22/2026	6/23/2026	0.03947809	$132,252

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure resulting from subsequent events after the Statements of Assets and Liabilities date of May 31, 2026 through the date the financial statements were issue.

29

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Jensen Funds and
Board of Trustees of Trust for Professional Managers
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Jensen Quality Mid Cap Fund, Jensen Global Quality Growth Fund, and Jensen Quality Growth ETF (“Jensen Funds” or the “Funds”), each a series of Trust for Professional Managers, as of May 31, 2026, the related statements of operations, the statements of changes in net assets, the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Jensen Quality Mid Cap Fund and Jensen Global Quality Growth Fund	For the year ended May 31, 2026	For the years ended May 31, 2026, and 2025	For the years ended May 31, 2026, 2025, 2024, 2023, and 2022
Jensen Quality Growth ETF	For the year ended May 31, 2026	For the year ended May 31, 2026, and the period from August 12, 2024 (commencement of operations) through May 31, 2025

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2010.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
July 24, 2026

30

ADDITIONAL INFORMATION (Unaudited)
The below information is required disclosure for Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Remuneration paid by the Mutual Funds is disclosed within the financial statements. For the Jensen Quality Growth ETF, expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the ETF Agreement. Additional information related to those fees is available in each Fund’s Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.
Shareholder Notification of Federal Tax Status
The Jensen Quality Mid Cap Fund, Jensen Global Quality Growth Fund and Jensen Quality Growth ETF each designated 100.00% of dividends declared during the fiscal year ended May 31, 2026 as dividends qualifying for the dividends received deduction available to corporate shareholders.
The Jensen Quality Mid Cap Fund, Jensen Global Quality Growth Fund and Jensen Quality Growth ETF each designated 100.00% of dividends declared from net investment income during the fiscal year ended May 31, 2026 as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The Jensen Quality Mid Cap Fund, Jensen Global Quality Growth Fund and Jensen Quality Growth ETF each designated 100.00% of taxable ordinary income distributions as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) for the year ended May 31, 2026.
Additional Information Applicable to Foreign Shareholders Only:
The Jensen Quality Mid Cap Fund, Jensen Global Quality Growth Fund and Jensen Quality Growth ETF each designated 0.00% of ordinary income distributions as interest-related dividends under Internal Revenue Code Section 871(k)(1)(c).

31

Jensen Quality Mid Cap Fund

Jensen Global Quality Growth Fund

Jensen Quality Growth ETF (JGRW)

Investment Adviser
Jensen Investment Management, Inc.
5500 Meadows Road, Suite 200
Lake Oswego, OR 97035
800.992.4144

Fund Administrator, Transfer Agent and Fund Accountant
U.S. Bancorp Fund Services, LLC doing business as
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
875 East Wisconsin Avenue, Suite 210
Milwaukee, WI 53202

Mutual Fund Distributor
Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, ME 04101

ETF Distributor
Foreside Distributors, LLC
190 Middle Street, Suite 301
Portland, ME 04101

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

jenseninvestment.com

JENSEN. INVESTMENT MANAGEMENT

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Remuneration paid by the Mutual Funds is disclosed within the financial statements. For the ETF, expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the ETF Agreement. Additional information related to those fees is available in each Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable as the investment advisory contract was not approved during the past six month period.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d 15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filed August 6, 2020.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-29(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Professional Managers

By (Signature and Title)	/s/ Jennifer Lima
Jennifer Lima, Principal Executive Officer

Date	8/4/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jennifer Lima
Jennifer Lima, Principal Executive Officer

Date	8/4/2026

By (Signature and Title)*	/s/ Kelly Strauss
Kelly Strauss, Principal Financial Officer

Date	8/4/2026

* Print the name and title of each signing officer under his or her signature.